Employee Benefits	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Employee Benefits
(18) Employee Benefits
(a) Post-employment Benefits
Honda has various pension plans covering substantially all of their employees in Japan and certain employees in foreign countries. The Company and its Japanese subsidiaries provide plans similar to a cash balance pension plan or other defined benefit pension plans in accordance with the Defined-Benefit Corporate Pension Act of Japan. The Company and some of its subsidiaries have retirement pension benefit plans as well as lump-sum
retirement benefit plans, in which the amount of benefits is basically determined based on the level of salary, service years, and other factors. In addition, certain consolidated subsidiaries in North America provide mainly health care and life insurance benefits to retired employees.
The Company’s pension plans are administered by the Honda Pension Fund (the Fund) which is legally independent of the Company. The Director of the Fund has the fiduciary duty to comply with laws, the directives by the Minister of Health, Labour and Welfare, and the Director-Generals of Regional Bureaus of Health and Welfare made pursuant to those laws, and the by-laws
of the Fund and the decisions made by the Board of Representatives of the Fund. The Company is required to make contributions to the Fund and obligated to make contributions in the amount stipulated by the Fund. Contributions are also regularly reviewed and adjusted as necessary to the extent permitted by laws and regulations.

1) Defined benefit obligations and plan assets
The changes in present value of defined benefit obligations and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019		2020
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Balance at beginning of year	¥1,331,475	¥1,042,753	¥1,366,380	¥1,086,438

Current service cost	36,300	29,133	36,331	29,063
Past service cost	—	338	—	(2,254)
Interest cost	9,535	39,547	7,581	35,635
Plan participants’ contributions	—	1,903	—	1,524
Remeasurements:
Changes in demographic assumptions	(25,360)	(3,648)	(6,476)	(5,990)
Changes in financial assumptions	34,655	36,157	157	70,892
Other	21,981	8,943	159	14,791
Benefits paid	(42,206)	(96,801)	(47,088)	(45,504)
Exchange differences on translating foreign operations	—	28,113	—	(40,684)

Balance at end of year	¥1,366,380	¥1,086,438	¥1,357,044	¥1,143,911

Fair value of plan assets:
Balance at beginning of year	¥1,219,073	¥807,528	¥1,244,530	¥860,858

Interest income	8,807	30,553	6,967	28,682
Actual return on plan assets, excluding interest income	34,142	10,489	(42,333)	(10,503)
Employer contributions	22,109	87,803	22,168	50,926
Plan participants’ contributions	—	1,903	—	1,524
Benefits paid	(39,601)	(96,801)	(43,451)	(45,504)
Exchange differences on translating foreign operations	—	19,383	—	(37,480)

Balance at end of year	¥1,244,530	¥860,858	¥1,187,881	¥848,503

Net defined benefit liabilities	¥121,850	¥225,580	¥169,163	¥295,408

2) Fair value of plan assets
Honda’s investment policies for the Japanese and foreign pension plan assets are designed to maximize total medium-to-long
term returns that are available to provide future payments of pension benefits to eligible participants under accepted risks. Plan assets are invested in well-diversified Japanese and foreign individual equity and debt securities using target asset allocations, consistent with accepted tolerance for risks. Honda sets target asset allocations for each asset category with future anticipated performance over medium-to-long
term periods based on the expected returns, long-term risks and historical returns. Target asset allocations are adjusted as necessary when there are significant changes in the investment environment of plan assets.

The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2019 and 2020 is as follows:
As of March 31, 2019

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥9,207	¥—	¥9,207	¥36,373	¥—	¥36,373
Equity securities:
Japan	32,885	1	32,886	13,970	—	13,970
United States	234,226	—	234,226	94,332	—	94,332
Other	231,162	242	231,404	112,403	4,614	117,017
Debt securities:
Japan	71,487	—	71,487	—	433	433
United States	3,036	143,673	146,709	—	119,942	119,942
Other	181,728	47,845	229,573	—	10,910	10,910
Group annuity insurance:
General accounts	—	34,663	34,663	—	—	—
Separate accounts	—	16,569	16,569	—	—	—
Pooled funds:
Real estate funds	—	—	—	—	53,100	53,100
Private equity funds	—	—	—	—	91,264	91,264
Hedge funds	—	116,183	116,183	—	61,520	61,520
Commingled and other mutual funds	3,859	111,914	115,773	8,882	238,504	247,386
Other	32	5,818	5,850	(1,447)	16,058	14,611

Total	¥767,622	¥476,908	¥1,244,530	¥264,513	¥596,345	¥860,858

As of March 31, 2020
	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥7,033	¥—	¥7,033	¥25,202	¥—	¥25,202
Equity securities:
Japan	29,153	—	29,153	8,673	—	8,673
United States	188,020	—	188,020	60,026	—	60,026
Other	196,401	72	196,473	66,798	—	66,798
Debt securities:
Japan	75,526	—	75,526	—	389	389
United States	4,495	156,356	160,851	—	123,331	123,331
Other	168,800	55,601	224,401	—	10,129	10,129
Group annuity insurance:
General accounts	—	36,991	36,991	—	—	—
Separate accounts	—	15,961	15,961	—	—	—
Pooled funds:
Real estate funds	—	122	122	—	55,802	55,802
Private equity funds	—	—	—	—	107,319	107,319
Hedge funds	—	117,841	117,841	—	49,198	49,198
Commingled and other mutual funds	4,476	129,594	134,070	8,151	313,289	321,440
Other	314	1,125	1,439	524	19,672	20,196

Total	¥674,218	¥513,663	¥1,187,881	¥169,374	¥679,129	¥848,503

3) Actuarial assumptions
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2019 and 2020 are as follows:

	2019		2020
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	0.6%	2.5 - 3.9%	0.6%	2.5 - 3.8%
Rate of salary increase	1.6%	2.5 - 3.0%	1.6%	2.0 - 2.8%
4) Sensitivity analysis
The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2019 and 2020 are as follows:

Yen (millions)
	2019		2020
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	¥114,468 increase	¥102,878 increase	¥110,540 increase	¥103,305 increase
0.5% increase	¥101,281 decrease	¥90,659 decrease	¥97,949 decrease	¥91,314 decrease
This sensitivity analysis shows changes in defined benefit obligations as of March 31, 2019 and 2020, as a result of changes in actuarial assumptions that the Company can reasonably assume. This analysis is based on provisional calculations, and thus actual results may differ from the analysis. In addition, changes in the rate of salary increase are not expected.
5) Cash flows
The amount of contributions to plan assets made by the Company and certain of its consolidated subsidiaries are determined based on various factors such as the level of salary and service years of employees, status of plan asset reserve, and actuarial calculations. In accordance with the provisions of the Defined Benefit Corporate Pension Act, the Honda Pension Fund also recalculates the amount of contributions every five years at the end of the reporting period as a base date, in an effort to ensure balanced finances in the future. The Company and certain of its consolidated subsidiaries may make contributions of a necessary amount if the amount of reserve falls below the minimum base amount.
The Company and certain of its consolidated subsidiaries expect to contribute ¥21,841 million to its Japanese pension plans and ¥20,333 million to its foreign pension plans in the year ending March 31, 2021.
The weighted average duration of defined benefit obligations as of March 31, 2019 and 2020 are as follows:

	2019		2020
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Weighted average duration of defined benefit obligations	16 years	17 years	15 years	16 years

(b) Personnel Expenses
Personnel expenses included in the consolidated statements of income for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	2018	2019	2020
Personnel expenses	¥1,576,012	¥1,634,785	¥1,605,553
Personnel expenses include salaries, bonuses, social security expenses and expenses relating to post-employment benefits.